Investments in joint ventures - Summarized aggregate financial information of joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	$ 543	$ (302)	$ 576
Investments in joint ventures	9,982	8,362
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	(217)	(208)	97
Investments in joint ventures	4,396	4,613
Other joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	760	(94)	479
Investments in joint ventures	5,586	3,749
Joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	543	(302)	$ 576
Investments in joint ventures	$ 9,982	$ 8,362